Stock-Based Compensation (Details) - Schedule of table summarizes stock option activity - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of table summarizes stock option activity [Abstract]
Number of shares, Outstanding at beginning	18,270,912	18,086,501
Weighted average exercise price per share, Outstanding at beginning	$ 0.25	$ 0.15
Weighted average remaining contractual term (years), Outstanding at beginning	6 years 25 days	5 years 11 months 8 days
Number of shares, Granted	1,367,000	4,398,912
Weighted average exercise price per share, Granted	$ 1.8	$ 0.6
Number of shares, Exercised	(596,080)	(2,862,244)
Weighted average exercise price per share, Exercised	$ 0.14	$ 0.11
Number of shares, Cancelled	(231,901)	(1,332,257)
Weighted average exercise price per share, Cancelled	$ 0.53	$ 0.31
Number of shares, Outstanding at ending	18,809,931	18,270,912
Weighted average exercise price per share, Outstanding at ending	$ 0.37	$ 0.25
Weighted average remaining contractual term (years), Outstanding at ending	5 years 10 months 28 days	6 years 25 days
Number of shares, Exercisable	18,801,181	10,819,802
Weighted average exercise price per share, Exercisable	$ 0.37	$ 0.08
Weighted average remaining contractual term (years), Exercisable	5 years 10 months 28 days	2 years 4 months 28 days
Number of shares, Vested and expected to vest	18,809,931	18,270,912
Weighted average exercise price per share, Vested and expected to vest	$ 0.37	$ 0.25
Weighted average remaining contractual term (years), Vested and expected to vest	5 years 10 months 28 days	6 years 25 days